OMB APPROVAL
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UNITED STATES	Estimated average burden hours per response . . . . . . . . . . 10.5
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21852

Columbia Funds Series Trust II
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2015

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Absolute Return Currency and Income Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency 1.5%
Northstar Education Finance, Inc. Series 2007-1 Class A2 (a)
01/29/46	1.045%	$750,000	$743,925
SLM Student Loan Trust Series 2007-2 Class A2 (a)
07/25/17	0.295%	13,980	13,960

Total Asset-Backed Securities - Non-Agency (Cost: $760,903)			$757,885

	Shares	Value

Money Market Funds 99.4%
Columbia Short-Term Cash Fund, 0.124% (b)(c)	48,850,436	$48,850,436
Total Money Market Funds (Cost: $48,850,436)		$48,850,436
Total Investments
(Cost: $49,611,339) (d)		$49,608,321(e)
Other Assets & Liabilities, Net		(455,359)
Net Assets		$49,152,962

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Bank PLC	08/26/2015	33,556,000	NZD	22,212,059	USD	103,581	—
Barclays Bank PLC	08/26/2015	37,041,069	USD	301,831,000	NOK	—	(108,903)
Deutsche Bank	08/26/2015	19,297,000	CAD	14,818,939	USD	66,422	—
Deutsche Bank	08/26/2015	22,248,856	USD	21,255,000	CHF	—	(236,541)
HSBC Securities (USA), Inc.	08/26/2015	23,799,000	GBP	37,061,231	USD	—	(98,370)
State Street Bank & Trust Company	08/26/2015	14,815,818	USD	1,823,845,000	JPY	—	(96,585)
Total					170,003		(540,399)

Notes to Portfolio of Investments

(a)	Variable rate security.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	50,067,724	54,159,531	(55,376,819)	48,850,436	42,686	48,850,436

(d)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $49,611,339 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$10
Unrealized Depreciation	(3,028)
Net Unrealized Depreciation	$(3,018)

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Asset-Backed Securities - Non-Agency	—	757,885	—	757,885
Money Market Funds	48,850,436	—	—	48,850,436
Total Investments	48,850,436	757,885	—	49,608,321
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	170,003	—	170,003
Liabilities
Forward Foreign Currency Exchange Contracts	—	(540,399)	—	(540,399)
Total	48,850,436	387,489	—	49,237,925

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments

Columbia Asia Pacific ex-Japan Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 100.5%
AUSTRALIA 19.5%
Amcor Ltd.	1,402,305	$14,734,872
Australia and New Zealand Banking Group Ltd.	770,701	18,380,028
BHP Billiton Ltd.	709,516	13,698,914
Commonwealth Bank of Australia	285,309	18,218,210
CSL Ltd.	243,434	17,586,207
Healthscope Ltd.	4,880,097	9,747,777
James Hardie Industries PLC	793,370	10,972,167
Lend Lease Group	1,146,357	13,021,965
Macquarie Group Ltd.	281,425	16,844,177
MYOB Group Ltd. (a)	1,292,630	3,344,761
National Australia Bank Ltd.	287,376	7,293,299
QBE Insurance Group Ltd.	1,632,938	17,369,774
Rio Tinto Ltd.	296,420	11,387,632
Spotless Group Holdings Ltd.	6,165,943	8,800,746
Suncorp Group Ltd.	777,703	8,095,835
Telstra Corp., Ltd.	2,199,059	10,412,736
Westpac Banking Corp.	1,139,775	28,980,252
Woodside Petroleum Ltd.	231,681	6,024,080
Total		234,913,432
CHINA 24.2%
Alibaba Group Holding Ltd., ADR (a)	45,828	3,590,165
ANTA Sports Products Ltd.	3,307,000	8,476,854
Baidu, Inc., ADR (a)	56,277	9,716,787
Bank of China Ltd., Class H	30,246,000	16,527,551
China Construction Bank Corp., Class H	27,597,380	22,513,023
China Gas Holdings Ltd.	5,082,000	8,910,190
China Mengniu Dairy Co., Ltd.	1,896,000	8,572,269
China Mobile Ltd.	2,641,500	34,579,366
China Overseas Land & Investment Ltd.	4,664,000	14,687,667
China Petroleum & Chemical Corp., Class H	12,784,000	9,635,287
China Unicom Hong Kong Ltd.	3,538,000	4,965,561
CNOOC Ltd.	5,384,000	6,606,911
Guangdong Investment Ltd.	5,416,000	7,344,436
Haier Electronics Group Co., Ltd.	2,291,000	5,377,548
Haitong Securities Co., Ltd., Class H	3,877,600	7,015,853
Industrial & Commercial Bank of China Ltd., Class H	22,632,000	15,547,912
Lenovo Group Ltd.	5,364,000	5,813,710
PetroChina Co., Ltd., Class H	5,688,000	5,603,459
Ping An Insurance Group Co. of China Ltd., Class H	4,309,500	24,799,273
Sihuan Pharmaceutical Holdings Group Ltd. (b)(c)	3,563,000	1,755,693
Sinotrans Ltd., Class H	12,307,000	7,569,971

Issuer	Shares	Value

Common Stocks (continued)
CHINA (CONTINUED)
Tencent Holdings Ltd.	2,290,900	$42,680,932
Vipshop Holdings Ltd., ADR (a)	356,515	6,948,477
Zhuzhou CSR Times Electric Co., Ltd., Class H	1,811,000	12,277,648
Total		291,516,543
HONG KONG 13.1%
AIA Group Ltd.	6,800,600	44,234,774
BOC Hong Kong Holdings Ltd.	4,308,000	17,351,935
Cheung Kong Property Holding Ltd. (a)	2,515,372	20,960,622
CK Hutchison Holdings Ltd.	2,376,872	35,281,066
Fosun International	2,632,500	5,539,106
Hong Kong Exchanges and Clearing Ltd.	592,200	16,038,430
Hongkong Land Holdings Ltd.	1,043,200	8,032,640
Samsonite International SA	3,305,400	10,787,330
Total		158,225,903
INDIA 7.9%
Dabur India Ltd.	2,637,451	12,060,654
HDFC Bank Ltd.	902,233	15,646,467
ICICI Bank Ltd.	2,382,527	11,274,998
ICICI Bank Ltd., ADR	123,193	1,240,553
Infosys Ltd., ADR	618,023	10,450,769
Larsen & Toubro Ltd.	442,601	12,357,257
Maruti Suzuki India Ltd.	138,091	9,319,835
Motherson Sumi Systems Ltd.	1,585,120	8,582,091
Sun Pharmaceutical Industries Ltd.	821,633	10,538,521
Tata Consultancy Services Ltd.	89,668	3,511,233
Total		94,982,378
INDONESIA 3.2%
PT Bank Mandiri Persero Tbk	11,146,616	7,825,751
PT Bank Rakyat Indonesia Persero Tbk	15,185,200	11,218,403
PT Matahari Department Store Tbk	6,293,400	8,125,505
PT Mitra Keluarga Karyasehat Tbk	1,235,200	2,463,095
PT Surya Citra Media Tbk	17,811,762	3,882,668
PT Telekomunikasi Tbk	24,843,900	5,391,657
Total		38,907,079
LUXEMBOURG 0.5%
L’Occitane International SA	2,262,750	5,741,032
MALAYSIA 1.1%
IHH Healthcare Bhd	4,524,000	7,112,564
IJM Corp., BHD	3,695,100	6,579,897
Total		13,692,461

Issuer	Shares	Value

Common Stocks (continued)
PHILIPPINES 2.8%
Ayala Corp.	395,702	$6,749,588
GT Capital Holdings, Inc.	276,260	8,460,089
Metropolitan Bank & Trust Co.	4,809,544	9,284,958
Universal Robina Corp.	2,142,270	8,965,060
Total		33,459,695
SINGAPORE 2.7%
DBS Group Holdings Ltd.	1,390,400	20,469,778
Oversea-Chinese Banking Corp., Ltd.	1,648,458	12,361,891
Total		32,831,669
SOUTH KOREA 11.2%
Hana Financial Group, Inc.	288,387	7,195,667
Hyundai Development Co.	173,407	10,426,326
Hyundai Motor Co.	76,034	9,685,984
Korea Electric Power Corp.	294,702	12,742,603
LG Chem Ltd.	42,056	8,991,736
Lotte Chemical Corp.	32,556	7,249,991
Samsung Electronics Co., Ltd.	36,035	36,559,557
Samsung Life Insurance Co., Ltd.	73,511	6,720,078
Shinhan Financial Group Co., Ltd.	179,283	6,416,028
SK Hynix, Inc.	488,878	15,438,959
SK Telecom Co., Ltd.	36,015	7,729,317
Wonik IPS Co., Ltd. (a)	549,862	5,764,307
Total		134,920,553
TAIWAN 12.7%
Advanced Semiconductor Engineering, Inc.	9,810,000	11,388,690
Catcher Technology Co., Ltd.	1,139,000	12,556,630
CTBC Financial Holding Co., Ltd.	16,832,908	12,207,880
E.Sun Financial Holding Co., Ltd.	18,221,737	11,081,429
Far EasTone Telecommunications Co., Ltd.	4,152,000	9,718,664
Hon Hai Precision Industry Co., Ltd.	2,812,320	8,087,761
Largan Precision Co., Ltd.	122,000	12,394,914
Makalot Industrial Co., Ltd.	1,046,181	8,936,394
Pegatron Corp.	3,513,000	9,874,057
President Chain Store Corp.	1,232,000	8,960,177
Taiwan Semiconductor Manufacturing Co., Ltd.	6,336,000	27,688,395
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	929,079	20,541,937
Total		153,436,928

Issuer	Shares	Value

Common Stocks (continued)
THAILAND 1.6%
Kasikornbank PCL, Foreign Registered Shares, NVDR	1,154,114	$5,820,721
Siam Cement PCL, NVDR	486,300	7,260,226
Thai Union Frozen Products PCL, Foreign Registered Shares	11,016,800	5,913,398
Total		18,994,345
Total Common Stocks (Cost: $1,120,639,807)		$1,211,622,018

	Shares	Value

Money Market Funds —%
Columbia Short-Term Cash Fund, 0.124% (d)(e)	81,730	$81,730
Total Money Market Funds (Cost: $81,730)		$81,730
Total Investments
(Cost: $1,120,721,537) (f)		$1,211,703,748(g)
Other Assets & Liabilities, Net		(5,614,224)
Net Assets		$1,206,089,524

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Identifies securities considered by the Investment Manager to be illiquid and may be difficult to sell. The aggregate value of such securities at July 31, 2015 was $1,755,693, which represents 0.15% of net assets.  Information concerning such security holdings at July 31, 2015 is as follows:

Security Description	Acquisition Dates	Cost ($)
Sihuan Pharmaceutical Holdings Group Ltd.	03-17-2014 - 03-06-2015	2,440,434

(c)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $1,755,693, which represents 0.15% of net assets.

(d)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(e)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	23,713,013	449,640,083	(473,271,366)	81,730	26,793	81,730

(f)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $1,120,722,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$141,645,000
Unrealized Depreciation	(50,663,000)
Net Unrealized Appreciation	$90,982,000

(g)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR	American Depositary Receipt
NVDR	Non-voting Depository Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	234,913,432	—	234,913,432
China	20,255,429	269,505,421	1,755,693	291,516,543
Hong Kong	—	158,225,903	—	158,225,903
India	11,691,322	83,291,056	—	94,982,378
Indonesia	—	38,907,079	—	38,907,079
Luxembourg	—	5,741,032	—	5,741,032
Malaysia	—	13,692,461	—	13,692,461
Philippines	—	33,459,695	—	33,459,695
Singapore	—	32,831,669	—	32,831,669
South Korea	—	134,920,553	—	134,920,553
Taiwan	20,541,937	132,894,991	—	153,436,928
Thailand	—	18,994,345	—	18,994,345
Total Common Stocks	52,488,688	1,157,377,637	1,755,693	1,211,622,018
Money Market Funds	81,730	—	—	81,730
Total Investments	52,570,418	1,157,377,637	1,755,693	1,211,703,748

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, discount rates observed in the market for similar assets as well as the movement in certain foreign or domestic market indices. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.  Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

Financial Assets were transferred from Level 2 to Level 3 due to unavailable market quotes. As a result, as of period end, management determined to fair value the securities under procedures established by and under the general supervision of the Board of Trustees.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers In		Transfers Out
Level 2 ($)	Level 3 ($)	Level 2 ($)	Level 3 ($)
5,250,117	2,719,693	2,719,693	5,250,117

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Emerging Markets Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount		Value

Corporate Bonds & Notes(a) 14.9%
BRAZIL 0.8%
Companhia de Eletricidade do Estad
04/27/16	11.750%	BRL $	6,000,000	$1,669,213
Cosan Luxembourg SA (b)
03/14/18	9.500%	BRL	6,000,000	1,506,733
03/14/23	5.000%	1,309,000		1,151,920
Total				4,327,866

CHILE 1.4%
Cencosud SA (b)
02/12/45	6.625%	4,950,000		4,726,072
Inversiones CMPC SA (b)
09/15/24	4.750%	3,000,000		3,056,511
Total				7,782,583

GUATEMALA 1.4%
Agromercantil Senior Trust (b)
04/10/19	6.250%	1,323,000		1,369,305
Comcel Trust (b)
02/06/24	6.875%	3,300,000		3,498,990
Industrial Senior Trust (b)
11/01/22	5.500%	2,877,000		2,779,901
Total				7,648,196

KAZAKHSTAN 0.8%
Zhaikmunai LLP
11/13/19	7.125%	2,546,000		2,304,639
Zhaikmunai LLP (b)
11/13/19	7.125%	2,285,000		2,068,382
Total				4,373,021

MEXICO 4.8%
America Movil SAB de CV
12/05/22	6.450%	MXN	30,000,000	1,796,742
BBVA Bancomer SA (b)(c)
11/12/29	5.350%	4,000,000		3,983,732
Cemex SAB de CV
01/15/21	7.250%	6,532,000		6,956,580
Concesionaria Mexiquense SA de CV (linked to Mexican Unidad de Inversion Index) (b)
12/15/35	5.950%	MXN	42,278,272	2,586,761
Elementia SAB de CV (b)
01/15/25	5.500%	2,500,000		2,525,000
Grupo Posadas SAB de CV (b)
06/30/22	7.875%	2,350,000		2,381,137
Grupo Televisa SAB
05/14/43	7.250%	MXN	59,800,000	3,208,509
Mexichem SAB de CV (b)
09/19/42	6.750%	1,000,000		1,025,000

Issuer	Coupon Rate		Principal Amount	Value

Corporate Bonds & Notes (a) (continued)
MEXICO (CONTINUED)
09/17/44	5.875%		$1,900,000	$1,774,125
Total				26,237,586

PANAMA 0.6%
Panama Canal Railway Co.
11/01/26	7.000%		3,471,891	3,437,172

PERU 0.7%
Banco de Credito del Peru (b)(c)
10/15/22	7.170%	PEN	6,000,000	1,879,414
Union Andina de Cementos SAA (b)
10/30/21	5.875%		2,100,000	2,147,250
Total				4,026,664

RUSSIAN FEDERATION 1.5%
Metalloinvest Finance Ltd. (b)
07/21/16	6.500%		2,000,000	2,040,000
Sibur Securities Ltd. (b)
01/31/18	3.914%		6,450,000	6,074,288
Total				8,114,288

SPAIN 0.5%
ACI Airport SudAmerica SA (b)
11/29/32	6.875%		3,000,000	2,850,000

TURKEY 0.4%
Akbank TAS (b)
03/31/25	5.125%		2,150,000	2,081,458

UKRAINE 0.8%
MHP SA (b)
04/02/20	8.250%		5,721,000	4,634,010

UNITED KINGDOM 0.3%
Tullow Oil PLC (b)
04/15/22	6.250%		1,693,000	1,413,655

UNITED STATES 0.9%
Kosmos Energy Ltd. (b)
08/01/21	7.875%		2,160,000	1,987,200
08/01/21	7.875%		3,076,000	2,783,780
Total				4,770,980

Total Corporate Bonds & Notes (Cost: $90,308,374)				$81,697,479

Issuer	Coupon Rate	Principal Amount		Value

Inflation-Indexed Bonds(a) 2.4%
BRAZIL 1.2%
Brazil Notas do Tesouro Nacional
08/15/22	6.000%	BRL $	1,406,189	$4,078,378
05/15/35	6.000%	BRL	852,390	2,362,185
Total				6,440,563

URUGUAY 1.2%
Uruguay Government International Bond
04/05/27	4.250%	UYU	121,957,015	3,898,102
12/15/28	4.375%	UYU	80,032,305	2,561,236
Total				6,459,338

Total Inflation-Indexed Bonds (Cost: $20,053,032)				$12,899,901

Foreign Government Obligations(a)(d) 76.0%
ARGENTINA 1.7%
Argentina Boden Bonds
10/03/15	7.000%	1,900,000		1,928,500
Argentina Bonar Bonds
04/17/17	7.000%	4,490,495		4,378,233
Provincia de Buenos Aires (b)
06/09/21	9.950%	500,000		495,000
Provincia de Cordoba (b)
08/17/17	12.375%	1,874,000		1,902,110
YPF SA (b)
07/28/25	8.500%	800,000		768,000
Total				9,471,843

BRAZIL 3.2%
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	6,651,000	1,878,693
Brazilian Government International Bond
01/07/25	4.250%	5,600,000		5,283,600
01/07/41	5.625%	3,100,000		2,882,225
Centrais Eletricas Brasileiras SA (b)
10/27/21	5.750%	4,520,000		4,020,540
Petrobras Global Finance BV
03/15/19	7.875%	1,699,000		1,766,960
01/27/21	5.375%	1,582,000		1,474,076
Total				17,306,094

COLOMBIA 4.5%
Bogota Distrito Capital (b)
07/26/28	9.750%	COP	1,377,000,000	534,011
Colombia Government International Bond
01/18/41	6.125%	6,328,000		6,804,372
Ecopetrol SA
01/16/25	4.125%	1,900,000		1,743,250
06/26/26	5.375%	2,900,000		2,813,725

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(d) (continued)
COLOMBIA (CONTINUED)
05/28/45	5.875%		$2,800,000	$2,442,944
Emgesa SA ESP
01/25/21	8.750%	COP	5,204,000,000	1,895,810
Empresas Publicas de Medellin ESP (b)
02/01/21	8.375%	COP	18,990,000,000	6,923,438
09/10/24	7.625%	COP	3,939,000,000	1,330,096
Total				24,487,646

COSTA RICA 1.1%
Costa Rica Government International Bond (b)
03/12/45	7.158%	6,250,000		6,015,625

CROATIA 0.6%
Croatia Government International Bond (b)
01/26/24	6.000%	3,417,000		3,592,258

DOMINICAN REPUBLIC 6.3%
Banco de Reservas de La Republica Dominicana (b)
02/01/23	7.000%	6,488,000		6,492,639
Dominican Republic International Bond
02/10/23	14.500%	DOP	39,000,000	1,027,108
Dominican Republic International Bond (b)
04/20/27	8.625%	7,020,000		8,424,000
04/30/44	7.450%	6,000,000		6,510,000
01/27/45	6.850%	2,800,000		2,842,000
Dominican Republic International Bond (b)(e)
07/05/19	15.000%	DOP	139,000,000	3,576,687
01/08/21	14.000%	DOP	226,239,000	5,699,667
Total				34,572,101

ECUADOR 1.3%
Ecuador Government International Bond (b)
03/24/20	10.500%	7,500,000		7,165,350

EGYPT 0.4%
Egypt Government International Bond (b)
06/11/25	5.875%	2,300,000		2,254,460

EL SALVADOR 0.8%
El Salvador Government International Bond
01/18/27	6.375%	500,000		476,500
El Salvador Government International Bond (b)
01/18/27	6.375%	944,000		899,632
04/10/32	8.250%	959,000		1,034,521
06/15/35	7.650%	1,736,000		1,733,830
Total				4,144,483

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(d) (continued)
GABON 1.1%
Gabonese Republic
12/12/24	6.375%		$4,279,527	$4,012,057
Gabonese Republic (b)
06/16/25	6.950%	2,200,000		2,136,200
Total				6,148,257

GEORGIA 1.3%
Georgian Railway JSC (b)
07/11/22	7.750%	6,633,000		6,956,359

GHANA 1.0%
Republic of Ghana (b)
08/07/23	7.875%	3,150,000		2,945,250
01/18/26	8.125%	2,850,000		2,641,237
Total				5,586,487

HUNGARY 3.5%
Hungary Government International Bond
11/22/23	5.750%	1,238,000		1,381,113
03/25/24	5.375%	4,406,000		4,827,874
03/29/41	7.625%	7,440,000		9,994,747
Magyar Export-Import Bank Zrt. (b)
02/12/18	5.500%	2,686,000		2,853,553
Total				19,057,287

INDONESIA 10.4%
Indonesia Government International Bond (b)
04/25/22	3.750%	3,967,000		3,917,412
01/15/24	5.875%	4,200,000		4,683,000
01/17/38	7.750%	3,548,000		4,497,090
01/17/42	5.250%	1,000,000		975,000
01/15/45	5.125%	1,900,000		1,828,750
Indonesia Treasury Bond
04/15/19	7.875%	IDR	32,000,000,000	2,341,896
11/15/20	11.000%	IDR	9,000,000,000	735,169
06/15/21	12.800%	IDR	6,800,000,000	599,446
07/15/22	10.250%	IDR	13,210,000,000	1,058,001
05/15/27	7.000%	IDR	85,060,000,000	5,517,660
03/15/29	9.000%	IDR	53,989,000,000	4,060,899
Majapahit Holding BV (b)
08/07/19	8.000%	3,452,000		3,991,375
PT Pertamina Persero (b)
05/03/22	4.875%	1,000,000		1,000,000
05/27/41	6.500%	1,000,000		990,000
05/03/42	6.000%	3,000,000		2,756,400
PT Perusahaan Listrik Negara (b)
11/22/21	5.500%	16,103,000		17,062,095
Pertamina Persero PT (b)
05/30/44	6.450%	755,000		734,238
Total				56,748,431

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (a)(d) (continued)
IRELAND 0.4%
Vnesheconombank Via VEB Finance PLC (b)
11/21/23	5.942%	$2,300,000		$2,041,342

IVORY COAST 1.5%
Ivory Coast Government International Bond
07/23/24	5.375%	1,354,000		1,253,127
Ivory Coast Government International Bond (b)
07/23/24	5.375%	500,000		466,250
03/03/28	6.375%	5,077,000		4,872,651
Ivory Coast Government International Bond (c)
12/31/32	5.750%	2,100,000		1,927,565
Total				8,519,593

JAMAICA 0.4%
Jamaica Government International Bond
04/28/28	6.750%	2,400,000		2,406,000

KAZAKHSTAN 2.5%
KazMunayGas National Co. JSC (b)
04/30/43	5.750%	9,900,000		7,870,500
11/07/44	6.000%	4,450,000		3,576,687
Kazakhstan Government International Bond (b)
07/21/25	5.125%	2,350,000		2,321,800
Total				13,768,987

MEXICO 6.5%
Comision Federal de Electricidad (b)
06/16/45	6.125%	3,700,000		3,760,125
Mexican Bonos
06/10/21	6.500%	MXN	37,100,000	2,402,100
06/09/22	6.500%	MXN	68,799,200	4,438,448
06/03/27	7.500%	MXN	34,949,100	2,389,245
Petroleos Mexicanos
11/24/21	7.650%	MXN	79,300,000	5,054,002
09/12/24	7.190%	MXN	3,440,000	209,656
11/12/26	7.470%	MXN	50,100,000	2,975,683
06/02/41	6.500%	5,453,000		5,699,476
01/23/45	6.375%	6,300,000		6,475,953
Petroleos Mexicanos (b)
01/23/26	4.500%	2,150,000		2,101,679
Total				35,506,367

MONGOLIA 0.3%
Trade & Development Bank of Mongolia LLC (b)
05/19/20	9.375%	1,800,000		1,846,800

NETHERLANDS 0.1%
Petrobras Global Finance BV
03/17/24	6.250%	481,000		450,168

Issuer	Coupon Rate		Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
PAKISTAN 0.9%
Pakistan Government International Bond
04/15/24	8.250%		$1,800,000	$1,921,500
Pakistan Government International Bond (b)
12/03/19	6.750%		3,200,000	3,260,160
Total				5,181,660

PARAGUAY 0.6%
Republic of Paraguay (b)
08/11/44	6.100%		3,245,000	3,366,687

PERU 0.4%
Peruvian Government International Bond
08/12/26	8.200%	PEN	6,792,000	2,355,364

PHILIPPINES 1.5%
Philippine Government International Bond
01/15/21	4.950%	PHP	107,000,000	2,452,847
03/30/26	5.500%		1,500,000	1,786,875
Power Sector Assets & Liabilities Management Corp. (b)
12/02/24	7.390%		2,877,000	3,804,832
Total				8,044,554

REPUBLIC OF NAMIBIA 1.0%
Namibia International Bonds (b)
11/03/21	5.500%		5,200,000	5,584,280

REPUBLIC OF THE CONGO 0.3%
Republic of Congo (c)
06/30/29	4.000%		1,931,445	1,692,332

ROMANIA 0.1%
Romanian Government International Bond (b)
02/07/22	6.750%		344,000	404,630

RUSSIAN FEDERATION 6.4%
Gazprom Neft OAO Via GPN Capital SA (b)
09/19/22	4.375%		8,379,000	7,122,150
Gazprom OAO Via Gaz Capital SA (b)
01/23/21	5.999%		1,000,000	982,540
03/07/22	6.510%		8,505,000	8,421,311
08/16/37	7.288%		2,829,000	2,696,037
Russian Agricultural Bank OJSC Via RSHB Capital SA (b)
12/27/17	5.298%		2,336,000	2,324,320
Russian Foreign Bond - Eurobond (b)
04/29/20	5.000%		1,800,000	1,836,000
04/04/22	4.500%		6,600,000	6,418,500
04/04/42	5.625%		3,400,000	3,119,500

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
RUSSIAN FEDERATION (CONTINUED)
Sberbank of Russia Via SB Capital SA (b)
10/29/22	5.125%	$2,201,000	$1,914,870
Total			34,835,228

SENEGAL 0.6%
Senegal Government International Bond (b)
07/30/24	6.250%	3,196,000	3,064,165

SERBIA 0.2%
Republic of Serbia (b)
12/03/18	5.875%	1,125,000	1,188,281

SOUTH AFRICA 0.6%
South Africa Government International Bond
01/17/24	4.665%	1,200,000	1,228,500
Transnet SOC Ltd. (b)
07/26/22	4.000%	2,200,000	2,101,000
Total			3,329,500

TRINIDAD AND TOBAGO 2.1%
Petroleum Co. of Trinidad & Tobago Ltd. (b)
08/14/19	9.750%	9,864,000	11,368,260

TUNISIA 0.7%
Banque Centrale de Tunisie SA (b)
01/30/25	5.750%	3,700,000	3,653,750

TURKEY 6.5%
Export Credit Bank of Turkey (b)
04/24/19	5.875%	4,017,000	4,270,915
09/23/21	5.000%	4,250,000	4,271,250
Turkey Government International Bond
03/30/21	5.625%	663,000	710,656
09/26/22	6.250%	1,560,000	1,723,488
03/23/23	3.250%	2,000,000	1,849,760
02/05/25	7.375%	4,868,000	5,792,920
04/14/26	4.250%	3,400,000	3,221,500
03/17/36	6.875%	5,544,000	6,375,600
05/30/40	6.750%	2,973,000	3,401,112
02/17/45	6.625%	3,750,000	4,282,500
Total			35,899,701

URUGUAY 0.6%

Uruguay Government International Bond
03/21/36	7.625%	1,710,404	2,281,251
11/20/45	4.125%	1,396,949	1,201,376
Total			3,482,627

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (a)(d) (continued)
VENEZUELA 3.4%
Petroleos de Venezuela SA
04/12/17	5.250%	$23,922,000	$11,537,581
11/17/21	9.000%	4,782,647	1,907,080
05/16/24	6.000%	10,121,187	3,364,283
Venezuela Government International Bond
10/13/19	7.750%	3,083,000	1,140,710
05/07/23	9.000%	1,400,500	511,182
Total			18,460,836
ZAMBIA 1.2%
Zambia Government International Bond (b)
04/14/24	8.500%	3,046,000	2,901,315
07/30/27	8.970%	3,750,000	3,581,250
Total			6,482,565
Total Foreign Government Obligations (Cost: $445,917,290)			$416,440,358

	Shares	Value

Money Market Funds 4.7%
Columbia Short-Term Cash Fund, 0.124% (f)(g)	25,943,300	$25,943,300
Total Money Market Funds (Cost: $25,943,300)		$25,943,300
Total Investments
(Cost: $582,221,996) (h)		$536,981,038(i)
Other Assets & Liabilities, Net		11,011,774
Net Assets		$547,992,812

At July 31, 2015, cash totaling $318,100 was pledged as collateral.

Investments in Derivatives Forward Foreign Currency Exchange Contracts Open at July 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Bank PLC	08/25/2015	40,000,000	BRL	12,417,845	USD	829,630	—
Citicorp Investment Bank	08/14/2015	32,000,000,000	COP	11,962,662	USD	855,974	—
J.P. Morgan Securities, Inc.	08/17/2015	20,111,000	SGD	14,888,435	USD	234,822	—
Standard Chartered Bank	08/27/2015	14,397,000	PEN	4,499,063	USD	—	(166)
UBS Securities	09/03/2015	20,750,000	EUR	22,665,868	USD	—	(131,545)
Total						1,920,426	(131,711)

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 5YR NOTE (CBT)	175	USD	20,972,656	09/2015	273,166	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
US 10YR NOTE (CBT)	(108)	USD	(13,763,250)	09/2015	—	(30,385)
US ULTRA BOND CBT	(62)	USD	(9,890,938)	09/2015	—	(25,305)
Total			(23,654,188)		—	(55,690)

Notes to Portfolio of Investments

(a)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $311,020,284 or 56.76% of net assets.

(c)	Variable rate security.
(d)	Principal and interest may not be guaranteed by the government.
(e)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2015, the value of these securities amounted to $9,276,354, which represents 1.69% of net assets.

(f)	The rate shown is the seven-day current annualized yield at July 31, 2015.

(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,239,617	180,146,173	(180,442,490)	25,943,300	18,326	25,943,300

(h)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $582,222,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$12,037,000
Unrealized Depreciation	(57,278,000)
Net Unrealized Depreciation	$(45,241,000)

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Currency Legend

BRL	Brazilian Real
COP	Colombian Peso
DOP	Dominican Republic Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peru Nuevos Soles
PHP	Philippine Peso
SGD	Singapore Dollar
USD	US Dollar
UYU	Uruguay Pesos

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	79,818,065	1,879,414	81,697,479
Inflation-Indexed Bonds	—	12,899,901	—	12,899,901
Foreign Government Obligations	—	407,164,004	9,276,354	416,440,358
Money Market Funds	25,943,300	—	—	25,943,300
Total Investments	25,943,300	499,881,970	11,155,768	536,981,038
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	1,920,426	—	1,920,426
Futures Contracts	273,166	—	—	273,166
Liabilities
Forward Foreign Currency Exchange Contracts	—	(131,711)	—	(131,711)
Futures Contracts	(55,690)	—	—	(55,690)
Total	26,160,776	501,670,685	11,155,768	538,987,229

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Corporate Bonds & Notes ($)	Foreign Government Obligations ($)	Total ($)
Balance as of October 31, 2014	5,206,294	14,618,661	19,824,955
Increase (decrease) in accrued discounts/premiums	355	(57,024)	(56,669)
Realized gain (loss)	—	103,761	103,761
Change in unrealized appreciation (depreciation)(a)	(214,680)	(107,532)	(322,212)
Sales	—	(2,895,333)	(2,895,333)
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(3,112,555)	(2,386,179)	(5,498,734)
Balance as of July 31, 2015	1,879,414	9,276,354	11,155,768

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2015 was $(242,615), which is comprised of Corporate Bonds & Notes of $(214,680) and Foreign Government Obligations of $(27,935).

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain corporate bonds and foreign government obligations classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia European Equity Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.5%
BELGIUM 3.7%
Anheuser-Busch InBev NV	86,143	$10,250,625
KBC Groep NV	95,370	6,646,811
UCB SA	71,478	5,531,163
Total		22,428,599
DENMARK 5.5%
Novo Nordisk A/S, Class B	355,811	20,862,138
Pandora A/S	115,314	12,965,687
Total		33,827,825
FINLAND 2.2%
KONE OYJ, Class B	195,315	8,185,504
Nokia OYJ	709,615	5,011,125
Total		13,196,629
FRANCE 12.0%
Airbus Group SE	133,354	9,461,065
AXA SA	303,615	8,002,688
Bureau Veritas SA	263,616	6,159,462
Essilor International SA	47,378	6,067,038
Groupe Eurotunnel SE	641,898	9,224,465
L’Oreal SA	59,627	11,155,436
Legrand SA	155,632	9,580,231
Publicis Groupe SA	90,317	6,838,207
Schneider Electric SE	101,395	7,081,199
Total		73,569,791
GERMANY 10.0%
Bayer AG, Registered Shares	154,370	22,768,812
Bayerische Motoren Werke AG	48,259	4,838,943
Brenntag AG	172,924	9,615,340
Continental AG	44,803	10,015,662
Fresenius Medical Care AG & Co. KGaA	114,309	9,331,383
TUI AG	264,290	4,520,747
Total		61,090,887
IRELAND 2.9%
Bank of Ireland (a)	12,842,545	5,401,960
CRH PLC	417,202	12,424,560
Total		17,826,520
ITALY 2.1%
Infrastrutture Wireless Italiane SpA (a)(b)	645,713	3,100,424
Intesa Sanpaolo SpA	2,501,951	9,622,688
Total		12,723,112

Issuer	Shares	Value

Common Stocks (continued)
NETHERLANDS 8.3%
Akzo Nobel NV	95,420	$6,833,687
ASML Holding NV	141,374	14,073,136
ING Groep NV-CVA	1,204,841	20,496,637
RELX NV	583,844	9,727,110
Total		51,130,570
NORWAY 1.1%
DNB ASA	409,880	6,683,767
SPAIN 5.1%
Amadeus IT Holding SA, Class A	139,917	6,101,995
Cellnex Telecom SAU (a)(b)	340,077	5,635,961
Ferrovial SA	423,682	10,301,941
Industria de Diseno Textil SA	261,602	8,956,719
Total		30,996,616
SWEDEN 2.7%
Nordea Bank AB	655,615	8,169,776
Svenska Handelsbanken AB, Class A	564,027	8,630,314
Total		16,800,090
SWITZERLAND 13.5%
Cie Financiere Richemont SA, Class A, Registered Shares	96,171	8,300,385
Novartis AG, Registered Shares	163,547	16,992,775
Roche Holding AG, Genusschein Shares	75,633	21,845,359
Sika AG	2,148	7,786,861
Syngenta AG, Registered Shares	16,817	6,926,592
UBS AG	905,943	20,860,221
Total		82,712,193
UNITED KINGDOM 29.4%
3i Group PLC	567,487	4,905,209
Ashtead Group PLC	330,016	5,058,354
Barclays Bank PLC	1,761,016	7,946,391
British American Tobacco PLC	103,606	6,149,881
BT Group PLC	1,949,981	14,143,383
Burberry Group PLC	212,282	5,334,002
InterContinental Hotels Group PLC	196,402	8,275,072
John Wood Group PLC	418,233	4,085,353
Johnson Matthey PLC	124,828	5,682,436
Legal & General Group PLC	2,622,553	10,677,000
London Stock Exchange Group PLC	263,439	10,741,647
Pearson PLC	324,018	6,087,216
Persimmon PLC	367,509	11,748,158
Prudential PLC	589,944	13,888,395

Issuer	Shares	Value

Common Stocks (continued)
UNITED KINGDOM (CONTINUED)
Rio Tinto PLC	149,362	$5,799,793
Royal Dutch Shell PLC, Class A	362,858	10,426,498
Schroders PLC	91,966	4,542,662
Smith & Nephew PLC	430,364	7,991,011
St. James’s Place PLC	706,163	10,796,217
Taylor Wimpey PLC	2,216,374	6,728,577
Unilever PLC	298,339	13,543,752
Wolseley PLC	88,484	5,880,988
Total		180,431,995
Total Common Stocks (Cost: $537,575,908)		$603,418,594

Preferred Stocks 0.6%
GERMANY 0.6%
Volkswagen AG	20,398	$4,086,146
Total Preferred Stocks (Cost: $5,064,327)		$4,086,146

	Shares	Value

Money Market Funds 0.5%
Columbia Short-Term Cash Fund, 0.124% (c)(d)	2,862,544	$2,862,544
Total Money Market Funds (Cost: $2,862,544)		$2,862,544
Total Investments
(Cost: $545,502,779) (e)		$610,367,284(f)
Other Assets & Liabilities, Net		2,262,368
Net Assets		$612,629,652

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $8,736,385 or 1.43% of net assets.

(c)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	26,229,310	181,869,337	(205,236,103)	2,862,544	2,786	2,862,544

(e)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $545,503,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$76,667,000
Unrealized Depreciation	(11,803,000)
Net Unrealized Appreciation	$64,864,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Belgium	—	22,428,599	—	22,428,599
Denmark	—	33,827,825	—	33,827,825
Finland	—	13,196,629	—	13,196,629
France	—	73,569,791	—	73,569,791
Germany	—	61,090,887	—	61,090,887
Ireland	—	17,826,520	—	17,826,520
Italy	—	12,723,112	—	12,723,112
Netherlands	—	51,130,570	—	51,130,570
Norway	—	6,683,767	—	6,683,767
Spain	—	30,996,616	—	30,996,616
Sweden	—	16,800,090	—	16,800,090
Switzerland	—	82,712,193	—	82,712,193
United Kingdom	—	180,431,995	—	180,431,995
Total Common Stocks	—	603,418,594	—	603,418,594
Preferred Stocks
Germany	—	4,086,146	—	4,086,146
Money Market Funds	2,862,544	—	—	2,862,544
Total Investments	2,862,544	607,504,740	—	610,367,284

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Global Bond Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 28.7%
AUSTRALIA 0.4%
FMG Resources August 2006 Proprietary Ltd. (a)
03/01/22	9.750%	$17,000	$15,640
Woodside Finance Ltd. (a)
03/05/25	3.650%	425,000	406,213
Total			421,853

CANADA 0.7%
BC ULC/New Red Finance, Inc. (a)
01/15/22	4.625%	39,000	39,000
04/01/22	6.000%	19,000	19,614
Bombardier, Inc. (a)
03/15/25	7.500%	29,000	23,997
Catamaran Corp.
03/15/21	4.750%	10,000	11,325
Cogeco Cable, Inc. (a)
05/01/20	4.875%	22,000	22,715
Concordia Healthcare Corp. (a)
04/15/23	7.000%	15,000	15,281
MDC Partners, Inc. (a)
04/01/20	6.750%	54,000	53,460
NOVA Chemicals Corp. (a)
05/01/25	5.000%	19,000	18,810
Thomson Reuters Corp.
05/23/43	4.500%	255,000	236,311
TransCanada PipeLines Ltd.
10/16/23	3.750%	110,000	111,257
Valeant Pharmaceuticals International, Inc. (a)
07/15/21	7.500%	20,000	21,700
12/01/21	5.625%	7,000	7,210
07/15/22	7.250%	19,000	20,045
03/01/23	5.500%	14,000	14,315
05/15/23	5.875%	71,000	73,833
04/15/25	6.125%	52,000	54,340
Videotron Ltd. (a)
06/15/24	5.375%	39,000	39,390
Total			782,603

CHILE 0.3%
Empresa Nacional de Telecomunicaciones SA (a)
08/01/26	4.750%	300,000	296,091

FRANCE 0.1%
Numericable-SFR (a)
05/15/22	6.000%	50,000	50,875

IRELAND 0.1%
AerCap Ireland Capital Ltd./Global Aviation Trust (a)
05/15/21	4.500%	89,000	90,335

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
IRELAND (CONTINUED)
Ardagh Packaging Finance PLC/Holdings USA, Inc. (a)
01/31/21	6.750%	$16,000	$16,400
Grifols Worldwide Operations Ltd.
04/01/22	5.250%	22,000	22,220
Total			128,955

ITALY 0.1%
Telecom Italia SpA (a)
05/30/24	5.303%	22,000	22,110
Wind Acquisition Finance SA (a)
04/30/20	6.500%	25,000	26,562
07/15/20	4.750%	23,000	23,518
Total			72,190

LUXEMBOURG 0.2%
Altice SA (a)
05/15/22	7.750%	23,000	23,172
02/15/25	7.625%	26,000	25,480
ArcelorMittal
02/25/22	7.000%	4,000	4,140
INEOS Group Holdings SA (a)
08/15/18	6.125%	3,000	3,053
02/15/19	5.875%	34,000	34,297
Intelsat Jackson Holdings SA
10/15/20	7.250%	83,000	82,274
Total			172,416

MEXICO 0.6%
Cemex SAB de CV
01/15/21	7.250%	300,000	319,500
Grupo Bimbo SAB de CV (a)
06/27/44	4.875%	285,000	265,691
Total			585,191

NETHERLANDS 0.1%
LYB International Finance BV
03/15/44	4.875%	40,000	38,710
NXP BV/Funding LLC (a)
06/15/22	4.625%	20,000	19,800
Schaeffler Finance BV (a)
05/15/21	4.750%	9,000	9,023
Schaeffler Holding Finance BV PIK (a)
08/15/18	6.875%	24,000	24,840
Sensata Technologies BV (a)
10/01/25	5.000%	20,000	19,600
Total			111,973

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
RUSSIAN FEDERATION 0.3%
Sibur Securities Ltd. (a)
01/31/18	3.914%	$300,000	$282,525

UKRAINE 0.2%
MHP SA (a)
04/02/20	8.250%	250,000	202,500

UNITED KINGDOM 0.7%
Royal Bank of Scotland Group PLC
05/28/24	5.125%	44,000	44,461
Sky PLC (a)
11/26/22	3.125%	670,000	651,648
Virgin Media Finance PLC (a)
01/15/25	5.750%	47,000	47,141
Virgin Media Secured Finance PLC (a)
01/15/26	5.250%	14,000	13,510
Total			756,760

UNITED STATES 24.9%
ADT Corp. (The)
03/15/20	5.250%	6,000	6,210
07/15/22	3.500%	28,000	25,637
AES Corp. (The)
07/01/21	7.375%	56,000	61,460
AMC Entertainment, Inc.
02/15/22	5.875%	16,000	16,360
06/15/25	5.750%	8,000	7,960
AMC Networks, Inc.
07/15/21	7.750%	18,000	19,463
12/15/22	4.750%	47,000	47,352
APX Group, Inc.
12/01/19	6.375%	61,000	59,627
AT&T, Inc.
06/15/45	4.350%	770,000	662,881
Acadia Healthcare Co., Inc.
07/01/22	5.125%	15,000	14,963
Acadia Healthcare Co., Inc. (a)
02/15/23	5.625%	4,000	4,060
Activision Blizzard, Inc. (a)
09/15/21	5.625%	70,000	73,500
Air Medical Merger Sub Corp. (a)
05/15/23	6.375%	17,000	15,895
Aircastle Ltd.
03/15/21	5.125%	24,000	24,720
02/15/22	5.500%	5,000	5,213
Alcoa, Inc.
10/01/24	5.125%	25,000	25,125
Alere, Inc. (a)
07/01/23	6.375%	19,000	19,760

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Allegion US Holding Co., Inc.
10/01/21	5.750%	$27,000	$27,607
Alliance Data Systems Corp. (a)
12/01/17	5.250%	25,000	25,969
04/01/20	6.375%	34,000	35,360
08/01/22	5.375%	31,000	30,690
Ally Financial, Inc.
02/13/22	4.125%	43,000	42,355
05/19/22	4.625%	52,000	51,870
09/30/24	5.125%	12,000	12,135
03/30/25	4.625%	22,000	21,175
Altice US Finance I Corp. (a)
07/15/23	5.375%	17,000	17,085
Altice US Finance II Corp. (a)
07/15/25	7.750%	13,000	12,903
American Axle & Manufacturing, Inc.
02/15/19	5.125%	12,000	12,210
11/15/19	7.750%	8,000	9,020
03/15/21	6.250%	23,000	23,805
American Builders & Contractors Supply Co., Inc. (a)
04/15/21	5.625%	44,000	45,045
Amsted Industries, Inc. (a)
03/15/22	5.000%	15,000	14,963
09/15/24	5.375%	31,000	30,690
Amsurg Corp.
11/30/20	5.625%	15,000	15,450
07/15/22	5.625%	10,000	10,286
Ancestry.com, Inc.
12/15/20	11.000%	25,000	28,375
Angus Chemical Co. (a)
02/15/23	8.750%	22,000	22,550
Antero Resources Corp.
12/01/22	5.125%	33,000	31,185
Antero Resources Corp. (a)
06/01/23	5.625%	47,000	45,237
ArcelorMittal
03/01/21	6.250%	47,000	47,470
Asbury Automotive Group, Inc.
12/15/24	6.000%	14,000	14,560
Ashtead Capital, Inc. (a)
07/15/22	6.500%	16,000	16,880
Audatex North America, Inc. (a)
11/01/23	6.125%	60,000	58,650
Aviation Capital Group Corp. (a)
04/06/21	6.750%	2,000	2,275
Avis Budget Car Rental LLC/Finance, Inc.
04/01/23	5.500%	28,000	28,140
Avis Budget Car Rental LLC/Finance, Inc. (a)
03/15/25	5.250%	28,000	26,670
Axalta Coating Systems Dutch Holding B BV/U.S. Holdings, Inc. (a)
05/01/21	7.375%	19,000	20,330

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
B&G Foods, Inc.
06/01/21	4.625%	$33,000	$32,835
Berkshire Hathaway Energy Co.
02/01/45	4.500%	70,000	69,986
Berkshire Hathaway Finance Corp.
05/15/42	4.400%	500,000	493,588
Berry Plastics Corp.
05/15/22	5.500%	10,000	10,100
07/15/23	5.125%	42,000	41,265
Blue Racer Midstream LLC/Finance Corp. (a)
11/15/22	6.125%	41,000	41,717
Boyd Gaming Corp.
05/15/23	6.875%	16,000	16,640
Burlington Northern Santa Fe LLC
04/01/45	4.150%	65,000	61,196
CB Richard Ellis Services, Inc.
03/15/25	5.250%	47,000	48,880
CCO Holdings LLC/Capital Corp.
03/15/21	5.250%	20,000	20,350
01/31/22	6.625%	36,000	38,025
09/30/22	5.250%	1,000	1,013
CCO Holdings LLC/Capital Corp. (a)
05/01/23	5.125%	2,000	1,980
05/01/25	5.375%	10,000	9,850
05/01/27	5.875%	46,000	45,569
CEB, Inc. (a)
06/15/23	5.625%	7,000	7,018
CHS/Community Health Systems, Inc.
08/01/21	5.125%	6,000	6,225
02/01/22	6.875%	71,000	75,970
CIT Group, Inc.
05/15/20	5.375%	75,000	79,266
CMS Energy Corp.
03/31/43	4.700%	335,000	340,325
CSC Holdings LLC
11/15/21	6.750%	69,000	71,587
CVS Health Corp.
07/20/45	5.125%	80,000	84,762
Cable One, Inc. (a)
06/15/22	5.750%	11,000	11,248
Caleres, Inc. (a)
08/15/23	6.250%	7,000	7,061
Calpine Corp. (a)
01/15/22	6.000%	74,000	78,625
Capsugel SA PIK (a)
05/15/19	7.000%	5,000	5,075
Carrizo Oil & Gas, Inc.
04/15/23	6.250%	38,000	36,472

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Case New Holland Industrial, Inc.
12/01/17	7.875%	$53,000	$58,432
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
03/15/21	5.250%	15,000	15,543
06/01/24	5.375%	7,000	7,159
Celanese U.S. Holdings LLC
06/15/21	5.875%	27,000	28,620
Centene Corp.
05/15/22	4.750%	27,000	27,135
CenterPoint Energy Houston Electric LLC
04/01/44	4.500%	150,000	157,789
CenturyLink, Inc.
03/15/22	5.800%	12,000	11,655
12/01/23	6.750%	51,000	51,127
CenturyLink, Inc. (a)
04/01/25	5.625%	20,000	18,275
Cequel Communications Holdings I LLC/Capital Corp. (a)
09/15/20	6.375%	49,000	49,367
Chemours Co. LLC (The) (a)
05/15/23	6.625%	31,000	27,280
05/15/25	7.000%	20,000	17,544
Chesapeake Energy Corp.
08/15/20	6.625%	83,000	74,285
03/15/23	5.750%	7,000	5,915
Cinemark USA, Inc.
12/15/22	5.125%	12,000	12,060
Clean Harbors, Inc.
08/01/20	5.250%	44,000	45,052
Clear Channel Worldwide Holdings, Inc.
11/15/22	6.500%	82,000	85,485
Columbia Pipeline Group, Inc. (a)
06/01/45	5.800%	285,000	280,341
Compass Minerals International, Inc. (a)
07/15/24	4.875%	30,000	29,400
ConAgra Foods, Inc.
09/15/22	3.250%	630,000	598,985
Concho Resources, Inc.
04/01/23	5.500%	73,000	73,000
Constellation Brands, Inc.
11/15/19	3.875%	7,000	7,139
05/01/21	3.750%	9,000	8,998
05/01/23	4.250%	15,000	15,000
11/15/24	4.750%	11,000	11,220
Continental Resources, Inc.
09/15/22	5.000%	139,000	132,397
ConvaTec Finance International SA PIK (a)
01/15/19	8.250%	17,000	16,788
Crestwood Midstream Partners LP/Finance Corp.
12/15/20	6.000%	3,000	3,023
03/01/22	6.125%	13,000	12,838

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Crestwood Midstream Partners LP/Finance Corp. (a)
04/01/23	6.250%	$27,000	$27,135
Crown Castle International Corp.
01/15/23	5.250%	54,000	56,565
CrownRock LP/Finance, Inc. (a)
02/15/23	7.750%	22,000	22,770
CyrusOne LP/Finance Corp.
11/15/22	6.375%	37,000	38,295
D.R. Horton, Inc.
03/01/19	3.750%	19,000	19,309
DISH DBS Corp.
06/01/21	6.750%	52,000	54,990
07/15/22	5.875%	27,000	26,865
03/15/23	5.000%	21,000	19,661
11/15/24	5.875%	11,000	10,670
DR Horton, Inc.
02/15/20	4.000%	5,000	5,100
DaVita HealthCare Partners, Inc.
08/15/22	5.750%	51,000	54,315
05/01/25	5.000%	26,000	25,707
Diamond Foods, Inc. (a)
03/15/19	7.000%	21,000	21,473
Diamondback Energy, Inc.
10/01/21	7.625%	7,000	7,420
DigitalGlobe, Inc. (a)
02/01/21	5.250%	15,000	14,400
Dollar Tree, Inc. (a)
03/01/20	5.250%	6,000	6,330
03/01/23	5.750%	28,000	29,540
Dominion Resources, Inc.
09/15/42	4.050%	170,000	154,370
Duke Energy Corp.
08/15/22	3.050%	155,000	154,011
E*TRADE Financial Corp.
11/15/22	5.375%	25,000	26,062
09/15/23	4.625%	20,000	19,900
EP Energy LLC/Everest Acquisition Finance, Inc.
05/01/20	9.375%	37,000	38,387
09/01/22	7.750%	6,000	5,985
EP Energy LLC/Everest Acquisition Finance, Inc. (a)
06/15/23	6.375%	45,000	42,075
ERAC U.S.A. Finance LLC (a)
02/15/45	4.500%	503,000	462,087
Eco Services Operations LLC/Finance Corp. (a)
11/01/22	8.500%	21,000	20,843
Endo Finance LLC/Finco, Inc. (a)
02/01/25	6.000%	32,000	32,960
Energy Transfer Equity LP
01/15/24	5.875%	11,000	11,193
06/01/27	5.500%	51,000	49,980

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
UNITED STATES (CONTINUED)
Entegris, Inc. (a)
04/01/22	6.000%	$21,000	$21,525
Enterprise Products Operating LLC
02/15/45	5.100%	250,000	242,896
Equinix, Inc.
01/01/22	5.375%	32,000	32,480
ExamWorks Group, Inc.
04/15/23	5.625%	11,000	11,289
FCA US LLC/CG Co-Issuer, Inc.
06/15/21	8.250%	45,000	48,769
FTI Consulting, Inc.
11/15/22	6.000%	11,000	11,605
First Data Corp.
01/15/21	12.625%	33,000	38,197
Five Corners Funding Trust (a)
11/15/23	4.419%	295,000	307,315
Florida East Coast Holdings Corp. (a)
05/01/19	6.750%	16,000	16,160
Fresenius Medical Care U.S. Finance II, Inc. (a)
07/31/19	5.625%	14,000	15,295
01/31/22	5.875%	11,000	11,880
10/15/24	4.750%	14,000	14,000
Fresenius Medical Care U.S. Finance, Inc. (a)
09/15/18	6.500%	9,000	9,945
Frontier Communications Corp.
07/01/21	9.250%	8,000	8,320
04/15/22	8.750%	15,000	14,878
01/15/23	7.125%	18,000	16,245
01/15/25	6.875%	48,000	40,860
GLP Capital LP/Financing II, Inc.
11/01/20	4.875%	17,000	17,531
11/01/23	5.375%	23,000	23,964
Gates Global LLC/Co. (a)
07/15/22	6.000%	37,000	32,837
Gibraltar Industries, Inc.
02/01/21	6.250%	9,000	9,225
Graphic Packaging International, Inc.
04/15/21	4.750%	29,000	29,507
Group 1 Automotive, Inc.
06/01/22	5.000%	8,000	8,000
H&E Equipment Services, Inc.
09/01/22	7.000%	24,000	23,880
HCA Holdings, Inc.
02/15/21	6.250%	33,000	36,135
HCA, Inc.
05/01/23	5.875%	102,000	109,650
02/01/25	5.375%	41,000	41,922
04/15/25	5.250%	33,000	34,732
HD Supply, Inc.
07/15/20	7.500%	24,000	25,620

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

HD Supply, Inc. (a)
12/15/21	5.250%	$18,000	$18,540
HUB International Ltd. (a)
10/01/21	7.875%	53,000	54,126
Hilton Worldwide Finance LLC/Corp.
10/15/21	5.625%	51,000	53,104
Hologic, Inc. (a)
07/15/22	5.250%	19,000	19,618
Huntington Ingalls Industries, Inc. (a)
12/15/21	5.000%	11,000	11,303
Huntsman International LLC
11/15/20	4.875%	44,000	43,120
IHS, Inc. (a)
11/01/22	5.000%	15,000	15,019
IMS Health, Inc. (a)
11/01/20	6.000%	33,000	34,155
Icahn Enterprises LP/Finance Corp.
08/01/20	6.000%	11,000	11,578
02/01/22	5.875%	14,000	14,490
Indiana Michigan Power Co.
03/15/23	3.200%	1,070,000	1,061,027
International Game Technology PLC (a)
02/15/22	6.250%	56,000	55,090
International Lease Finance Corp.
12/15/20	8.250%	72,000	86,220
Interval Acquisition Corp. (a)
04/15/23	5.625%	20,000	20,100
JM Huber Corp. (a)
11/01/19	9.875%	80,000	84,800
Jaguar Holding Co. II/Merger Sub, Inc. (a)
12/01/19	9.500%	16,000	17,040
Kinder Morgan Energy Partners LP
09/01/22	3.950%	815,000	785,328
02/15/23	3.450%	325,000	299,813
Kraft Heinz Foods Co. (a)
07/15/45	5.200%	190,000	199,398
L Brands, Inc.
04/01/21	6.625%	49,000	55,095
L-3 Communications Corp.
02/15/21	4.950%	435,000	460,079
LTF Merger Sub, Inc. (a)
06/15/23	8.500%	20,000	19,250
Lamar Media Corp.
02/01/22	5.875%	18,000	18,765
01/15/24	5.375%	15,000	15,300
Laredo Petroleum, Inc.
01/15/22	5.625%	23,000	22,138
05/01/22	7.375%	67,000	68,172
03/15/23	6.250%	24,000	23,820

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

Level 3 Communications, Inc.
12/01/22	5.750%	$21,000	$21,158
Level 3 Financing, Inc.
01/15/21	6.125%	13,000	13,634
08/15/22	5.375%	45,000	45,450
Level 3 Financing, Inc. (a)
02/01/23	5.625%	19,000	19,333
05/01/25	5.375%	28,000	27,160
Liberty Mutual Group, Inc. (a)
05/01/22	4.950%	355,000	386,598
06/15/23	4.250%	500,000	515,547
LifePoint Health, Inc.
12/01/21	5.500%	34,000	35,275
Loews Corp.
05/15/23	2.625%	280,000	267,988
MGM Resorts International
10/01/20	6.750%	12,000	12,840
12/15/21	6.625%	50,000	52,812
03/15/23	6.000%	7,000	7,123
MSCI, Inc. (a)
11/15/24	5.250%	29,000	29,571
Mallinckrodt International Finance SA/CB LLC (a)
04/15/25	5.500%	9,000	9,068
MarkWest Energy Partners LP/Finance Corp.
02/15/23	5.500%	39,000	39,975
07/15/23	4.500%	3,000	2,918
12/01/24	4.875%	78,000	76,050
06/01/25	4.875%	73,000	70,992
Masco Corp.
04/01/25	4.450%	26,000	26,065
Meritage Homes Corp.
03/01/18	4.500%	12,000	12,150
04/15/20	7.150%	3,000	3,233
04/01/22	7.000%	36,000	38,340
Meritage Homes Corp. (a)
06/01/25	6.000%	12,000	12,120
Molson Coors Brewing Co.
05/01/42	5.000%	285,000	280,741
NCR Corp.
12/15/21	5.875%	6,000	6,210
12/15/23	6.375%	10,000	10,538
NRG Energy, Inc.
07/15/22	6.250%	35,000	35,087
NRG Yield Operating LLC
08/15/24	5.375%	25,000	25,000
National Financial Partners Corp. (a)
07/15/21	9.000%	8,000	8,020
Navient Corp.
01/15/19	5.500%	7,000	6,843
10/26/20	5.000%	3,000	2,768
01/25/22	7.250%	24,000	23,700
03/25/24	6.125%	24,000	21,360
10/25/24	5.875%	41,000	35,670

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

Netflix, Inc. (a)
02/15/22	5.500%	$26,000	$27,040
02/15/25	5.875%	48,000	50,400
Newfield Exploration Co.
01/01/26	5.375%	15,000	14,400
Nielsen Finance LLC/Co.
10/01/20	4.500%	21,000	21,420
Nortek, Inc.
04/15/21	8.500%	32,000	34,240
Northwest Pipeline LLC
04/15/17	5.950%	460,000	492,040
Oasis Petroleum, Inc.
03/15/22	6.875%	49,000	45,080
01/15/23	6.875%	56,000	50,680
OneMain Financial Holdings, Inc. (a)
12/15/19	6.750%	28,000	29,470
12/15/21	7.250%	2,000	2,085
Oracle Corp.
05/15/45	4.125%	285,000	269,137
Outfront Media Capital LLC/Corp.
02/15/22	5.250%	4,000	4,020
02/15/24	5.625%	15,000	15,263
03/15/25	5.875%	37,000	38,017
PPL Capital Funding, Inc.
06/01/23	3.400%	885,000	876,966
PQ Corp. (a)
11/01/18	8.750%	101,000	102,515
Pacific Gas & Electric Co.
02/15/44	4.750%	229,000	243,601
Parsley Energy LLC/Finance Corp. (a)
02/15/22	7.500%	56,000	56,140
Penn National Gaming, Inc.
11/01/21	5.875%	11,000	11,220
Penske Automotive Group, Inc.
10/01/22	5.750%	22,000	22,908
12/01/24	5.375%	21,000	21,158
PetSmart, Inc. (a)
03/15/23	7.125%	24,000	25,380
Pinnacle Entertainment, Inc.
08/01/21	6.375%	19,000	20,496
Pinnacle Foods Finance LLC/Corp.
05/01/21	4.875%	11,000	11,151
Post Holdings, Inc.
02/15/22	7.375%	4,000	4,090
Post Holdings, Inc. (a)
12/15/22	6.000%	8,000	7,760
Progress Energy, Inc.
04/01/22	3.150%	1,325,000	1,323,853
Provident Funding Associates LP/Finance Corp. (a)
06/15/21	6.750%	49,000	47,040

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

Qualitytech LP/Finance Corp.
08/01/22	5.875%	$15,000	$15,225
Quicken Loans, Inc. (a)
05/01/25	5.750%	45,000	43,537
Quintiles Transnational Corp. (a)
05/15/23	4.875%	22,000	22,316
RHP Hotel Properties LP/Finance Corp. (a)
04/15/23	5.000%	6,000	5,940
RSI Home Products, Inc. (a)
03/15/23	6.500%	15,000	15,356
RSP Permian, Inc. (a)
10/01/22	6.625%	10,000	10,075
Range Resources Corp.
03/15/23	5.000%	38,000	37,240
Reynolds Group Issuer, Inc./LLC
08/15/19	7.875%	83,000	86,112
Rite Aid Corp. (a)
04/01/23	6.125%	57,000	59,209
Riverbed Technology, Inc. (a)
03/01/23	8.875%	11,000	10,340
Rose Rock Midstream LP/Finance Corp. (a)
11/15/23	5.625%	18,000	17,100
SBA Communications Corp
07/15/22	4.875%	31,000	30,535
SBA Telecommunications, Inc.
07/15/20	5.750%	25,000	26,125
SM Energy Co.
11/15/22	6.125%	19,000	18,715
01/15/24	5.000%	2,000	1,830
06/01/25	5.625%	8,000	7,560
SS&C Technologies Holdings, Inc. (a)
07/15/23	5.875%	18,000	18,630
Sabine Pass Liquefaction LLC (a)
03/01/25	5.625%	41,000	40,385
Sally Holdings LLC/Capital, Inc.
11/15/19	6.875%	26,000	27,196
Scientific Games International, Inc.
12/01/22	10.000%	51,000	49,534
Scientific Games International, Inc. (a)
01/01/22	7.000%	46,000	47,667
Sempra Energy
12/01/23	4.050%	180,000	186,609
Serta Simmons Bedding LLC (a)
10/01/20	8.125%	19,000	20,116
Service Corp. International
01/15/22	5.375%	19,000	19,998
Sirius XM Radio, Inc. (a)
04/15/25	5.375%	25,000	24,875

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

Southern Natural Gas Co. LLC (a)
04/01/17	5.900%	$2,131,000	$2,251,276
Spectrum Brands, Inc.
11/15/20	6.375%	45,000	48,037
11/15/22	6.625%	32,000	34,240
Spectrum Brands, Inc. (a)
07/15/25	5.750%	23,000	23,685
Springleaf Finance Corp.
12/15/17	6.900%	60,000	64,050
06/01/20	6.000%	4,000	4,090
Springs Industries, Inc.
06/01/21	6.250%	44,000	43,175
Sprint Communications, Inc. (a)
11/15/18	9.000%	37,000	41,440
03/01/20	7.000%	37,000	39,405
Sprint Corp.
09/15/21	7.250%	5,000	4,781
06/15/24	7.125%	34,000	31,110
02/15/25	7.625%	32,000	29,680
Standard Pacific Corp.
12/15/21	6.250%	14,000	14,945
11/15/24	5.875%	8,000	8,220
Sterigenics-Nordion Holdings LLC (a)
05/15/23	6.500%	25,000	25,563
Surgical Care Affiliates, Inc. (a)
04/01/23	6.000%	12,000	12,180
Synovus Financial Corp.
02/15/19	7.875%	54,000	60,885
T-Mobile USA, Inc.
04/28/20	6.542%	9,000	9,481
04/28/21	6.633%	26,000	27,526
01/15/22	6.125%	11,000	11,495
04/28/22	6.731%	10,000	10,600
03/01/23	6.000%	38,000	39,615
04/01/23	6.625%	4,000	4,260
04/28/23	6.836%	9,000	9,630
01/15/24	6.500%	22,000	23,231
03/01/25	6.375%	19,000	19,926
TEGNA, Inc.
10/15/23	6.375%	4,000	4,230
TEGNA, Inc. (a)
09/15/21	4.875%	10,000	10,025
TRI Pointe Holdings, Inc.
06/15/19	4.375%	7,000	6,930
Talen Energy Supply LLC (a)
06/01/25	6.500%	25,000	24,500
Targa Resources Partners LP/Finance Corp.
05/01/23	5.250%	2,000	1,975
11/15/23	4.250%	35,000	32,375
Targa Resources Partners LP/Finance Corp. (a)
01/15/18	5.000%	36,000	37,260
11/15/19	4.125%	13,000	13,000
Taylor Morrison Communities, Inc./Monarch, Inc. (a)
04/15/23	5.875%	22,000	21,863

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

Teleflex, Inc.
06/15/24	5.250%	$2,000	$2,045
Tempur Sealy International, Inc.
12/15/20	6.875%	9,000	9,641
Tenet Healthcare Corp.
06/01/20	4.750%	31,000	32,085
10/01/20	6.000%	37,000	40,237
Tenet Healthcare Corp. (a)
03/01/19	5.500%	55,000	55,962
06/15/23	6.750%	46,000	48,070
TerraForm Power Operating LLC (a)
02/01/23	5.875%	30,000	30,281
06/15/25	6.125%	5,000	5,013
Tesoro Logistics LP/Finance Corp. (a)
10/15/19	5.500%	7,000	7,245
10/15/22	6.250%	22,000	22,990
Time Warner Cable, Inc.
09/15/42	4.500%	162,000	130,704
TransDigm, Inc.
10/15/20	5.500%	31,000	30,957
TransDigm, Inc. (a)
05/15/25	6.500%	21,000	21,026
Transcontinental Gas Pipe Line Co. LLC
04/15/16	6.400%	2,255,000	2,337,562
Transocean, Inc.
12/15/21	6.875%	12,000	10,155
10/15/22	4.300%	33,000	23,966
USG Corp. (a)
11/01/21	5.875%	9,000	9,371
United Rentals North America, Inc.
04/15/22	7.625%	21,000	22,811
06/15/23	6.125%	4,000	4,120
Universal Health Services, Inc. (a)
08/01/22	4.750%	39,000	39,877
Univision Communications, Inc. (a)
05/15/23	5.125%	38,000	38,095
02/15/25	5.125%	87,000	87,217
Valeant Pharmaceuticals International, Inc. (a)
10/15/20	6.375%	35,000	36,881
VeriSign, Inc.
05/01/23	4.625%	14,000	13,545
04/01/25	5.250%	24,000	24,180
Verizon Communications, Inc.
11/01/42	3.850%	825,000	694,658
WR Grace & Co. (a)
10/01/21	5.125%	14,000	14,140
WhiteWave Foods Co. (The)
10/01/22	5.375%	26,000	27,300
Whiting Petroleum Corp.
03/15/21	5.750%	41,000	39,975
04/01/23	6.250%	31,000	30,225
Windstream Services LLC
10/15/20	7.750%	6,000	5,494

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)

UNITED STATES (CONTINUED)

Yum! Brands, Inc.
11/01/23	3.875%	$270,000	$272,360
ZF North America Capital, Inc. (a)
04/29/25	4.750%	55,000	53,762
Zayo Group LLC/Capital, Inc. (a)
04/01/23	6.000%	74,000	74,240
05/15/25	6.375%	13,000	12,854
Zebra Technologies Corp. (a)
10/15/22	7.250%	33,000	36,135
iHeartCommunications, Inc.
09/15/22	9.000%	51,000	45,741
iHeartCommunications, Inc. (a)
03/15/23	10.625%	25,000	23,375
iStar Financial, Inc.
07/01/19	5.000%	53,000	52,009
Total			26,171,274

VIRGIN ISLANDS —%
Platform Specialty Products Corp. (a)
02/01/22	6.500%	47,000	48,645

Total Corporate Bonds & Notes (Cost: $30,095,872)			$30,083,851

Residential Mortgage-Backed Securities - Agency 0.5%

UNITED STATES 0.5%

Federal Home Loan Mortgage Corp.
09/01/2017-08/01/2033	6.500%	109,764	123,389
Federal National Mortgage Association
04/01/17	6.500%	25,079	25,715
05/01/32- 11/01/32	7.500%	200,941	235,828
04/01/33	6.000%	131,882	150,928
Total			535,860

Total Residential Mortgage-Backed Securities - Agency (Cost: $483,785)			$535,860

Residential Mortgage-Backed Securities - Non-Agency 0.6%

UNITED STATES 0.6%

Citigroup Mortgage Loan Trust, Inc. CMO Series 2013-2 Class 1A3 (a)(b)
11/25/37	2.622%	608,368	597,829

Total Residential Mortgage-Backed Securities - Non-Agency
(Cost: $618,349)			$597,829

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 3.8%

UNITED STATES 3.8%

Government National Mortgage Association
Series 2013-13 Class AC
04/16/46	1.700%	$1,997,079	$1,918,148
Series 2013-33 Class AC
05/16/46	1.744%	2,148,062	2,096,522

Total			4,014,670
Total Commercial Mortgage-Backed Securities - Agency (Cost: $4,113,168)			$4,014,670

Commercial Mortgage-Backed Securities - Non-Agency 3.8%

UNITED STATES 3.8%

American Homes 4 Rent Series 2015-SFR1 Class A (a)
04/17/52	3.467%	995,513	995,331
Banc of America Merrill Lynch Re-Remic Trust Series 2014-FRR7 Class A (a)(b)
10/26/44	2.441%	700,000	688,638
JPMorgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9 Class AM
05/15/47	5.372%	550,000	563,465
ORES NPL LLC (a)
Series 2013-LV2 Class A
09/25/25	3.081%	943,446	943,446
Series 2014-LV3 Class A
03/27/24	3.000%	403,820	403,820
VFC LLC Series 2015-3 Class A (a)
12/20/31	2.750%	365,108	364,456
Total			3,959,156
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $3,964,969)			$3,959,156

Asset-Backed Securities - Non-Agency 5.6%

BERMUDA 0.7%

Cronos Containers Program I Ltd. Series 2013-1A Class A (a)
04/18/28	3.080%	775,000	779,884

CAYMAN ISLANDS 0.9%

Octagon Investment Partners XXI Ltd. Series 2014-1A Class A1B (a)(b)
11/14/26	1.595%	975,000	973,438

Issuer	Coupon Rate	Principal Amount		Value

Asset-Backed Securities - Non-Agency (continued)
UNITED STATES 4.0%
CLI Funding V LLC Series 2013-1A (a)
03/18/28	2.830%		$460,000	$458,281
Centre Point Funding LLC Series 2012-2A Class 1 (a)
08/20/21	2.610%	421,263		420,028
Exeter Automobile Receivables Trust Series 2015-1A Class A (a)
06/17/19	1.600%	480,154		479,528
New York Mortgage Trust Residential LLC (a)(b)
Series 2013-RP1A Class A
07/25/18	4.250%	320,627		326,847
Series 2013-RP2A Class A
09/25/18	4.600%	283,178		287,633
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1 Class A1 (a)(b)
01/25/55	3.475%	171,837		171,560
SBA Tower Trust (a)
04/16/18	2.240%	900,000		895,702
SpringCastle America Funding LLC Series 2014-AA Class A (a)
05/25/23	2.700%	323,390		325,003
TAL Advantage V LLC Series 2013-1A Class A (a)
02/22/38	2.830%	398,125		397,055
Westgate Resorts LLC Series 2013-1A Class B (a)
08/20/25	3.750%	403,708		407,781
Total				4,169,418

Total Asset-Backed Securities - Non-Agency (Cost: $5,924,334)				$5,922,740

Inflation-Indexed Bonds(c) 5.1%

ITALY 3.4%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	1,612,023	1,930,731
09/15/21	2.100%	EUR	949,876	1,149,359
09/15/41	2.550%	EUR	360,080	494,923
Total				3,575,013

MEXICO 1.7%
Mexican Udibonos
11/15/40	4.000%	MXN	26,423,920	1,750,978

Total Inflation-Indexed Bonds (Cost: $5,531,267)				$5,325,991

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations(c)(d) 36.5%
ARGENTINA 0.2%
Argentina Bonar Bonds
04/17/17	7.000%		$194,000	$189,150

BRAZIL 4.5%
Brazil Notas do Tesouro Nacional Series F
01/01/25	10.000%	BRL	9,000,000	2,255,359
Brazil Notas do Tesouro Nacional
01/01/17	10.000%	BRL	6,558,000	1,852,424
Brazilian Government International Bond
01/07/41	5.625%	270,000		251,032
Petrobras Global Finance BV
01/27/21	5.375%	420,000		391,348
Total				4,750,163

COLOMBIA 1.8%
Colombia Government International Bond
01/18/41	6.125%	235,000		252,691
Corporación Andina de Fomento
06/15/22	4.375%	232,000		251,442
Empresas Publicas de Medellin ESP (a)
09/10/24	7.625%	COP	3,995,000,000	1,349,006
Total				1,853,139

DOMINICAN REPUBLIC 0.8%
Dominican Republic International Bond (a)
04/20/27	8.625%	700,000		840,000

EL SALVADOR 0.2%
El Salvador Government International Bond (a)
01/18/27	6.375%	250,000		238,250

GEORGIA 0.3%
Georgian Railway JSC (a)
07/11/22	7.750%	300,000		314,625

GHANA 0.3%
Republic of Ghana (a)
01/18/26	8.125%	400,000		370,700

GUATEMALA 0.4%
Guatemala Government Bond (a)
06/06/22	5.750%	400,000		427,000

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (c)(d) (continued)
HUNGARY 0.7%
Hungary Government International Bond
03/25/24	5.375%		$100,000	$109,575
03/29/41	7.625%	450,000		604,521
Total				714,096

INDONESIA 4.1%
Indonesia Government International Bond (a)
01/17/18	6.875%	500,000		558,750
10/12/35	8.500%	190,000		255,075
01/17/38	7.750%	140,000		177,450
Indonesia Treasury Bond
05/15/16	10.750%	IDR	3,620,000,000	274,561
11/15/20	11.000%	IDR	10,840,000,000	885,471
07/15/22	10.250%	IDR	8,394,000,000	672,283
03/15/29	9.000%	IDR	10,920,000,000	821,371
PT Pertamina Persero
05/20/23	4.300%	700,000		673,890
Total				4,318,851

ITALY —%
Italy Buoni Poliennali Del Tesoro
11/01/26	7.250%	EUR	283	474

KAZAKHSTAN 0.3%
KazMunayGas National Co. JSC (a)
07/02/18	9.125%	250,000		283,125

MEXICO 9.5%
Mexican Bonos
12/07/23	8.000%	MXN	7,000,000	491,649
12/05/24	10.000%	MXN	39,310,000	3,126,875
05/31/29	8.500%	MXN	5,200,000	385,553
11/23/34	7.750%	MXN	72,380,000	5,071,829
Mexico Government International Bond
09/27/34	6.750%	270,000		340,875
Petroleos Mexicanos
01/24/22	4.875%	500,000		519,250
Total				9,936,031

PANAMA 0.1%
Ena Norte Trust (a)
04/25/23	4.950%	132,073		135,374

PARAGUAY 0.1%
Republic of Paraguay (a)
08/11/44	6.100%	150,000		155,625

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (c)(d) (continued)
PERU 0.9%
Corporacion Financiera de Desarrollo SA (a)(b)
07/15/29	5.250%	$300,000		$301,410
Peruvian Government International Bond
08/12/26	8.200%	PEN	2,030,000	703,974
Total				1,005,384

PHILIPPINES 2.5%
Philippine Government International Bond
01/14/36	6.250%	PHP	91,000,000	2,242,617
Power Sector Assets & Liabilities Management Corp. (a)
05/27/19	7.250%	290,000		340,025
Total				2,582,642

PORTUGAL 1.1%
Portugal Obrigacoes do Tesouro OT (a)
10/15/25	2.875%	EUR	1,040,000	1,191,372

ROMANIA 3.0%
Romania Government Bond
02/24/25	4.750%	RON	11,200,000	3,003,543
Romanian Government International Bond (a)
01/22/24	4.875%	100,000		107,250
Total				3,110,793

RUSSIAN FEDERATION 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd. (a)
08/07/18	8.700%	100,000		109,778
Gazprom OAO Via Gaz Capital SA (a)
11/22/16	6.212%	100,000		104,250
03/07/22	6.510%	550,000		544,588
08/16/37	7.288%	230,000		219,190
Russian Foreign Bond - Eurobond (b)
03/31/30	7.500%	312,500		365,625
Total				1,343,431

SERBIA 0.2%
Republic of Serbia (a)
12/03/18	5.875%	200,000		211,250

SPAIN 1.1%
Spain Government Bond (a)
01/31/22	5.850%	EUR	420,000	591,167
10/31/44	5.150%	EUR	346,000	545,649
Total				1,136,816

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (c)(d) (continued)
TRINIDAD AND TOBAGO 0.5%
Petroleum Co. of Trinidad & Tobago Ltd. (a)
08/14/19	9.750%	$450,000	$518,625

TURKEY 1.6%
Export Credit Bank of Turkey (a)
09/23/21	5.000%	600,000	603,000
Turkey Government International Bond
03/17/36	6.875%	940,000	1,081,000
Total			1,684,000

VENEZUELA 0.6%
Petroleos de Venezuela SA
04/12/17	5.250%	590,000	284,557
Venezuela Government International Bond
02/26/16	5.750%	20,000	16,150
05/07/23	9.000%	931,000	339,815
Total			640,522

ZAMBIA 0.4%
Zambia Government International Bond (a)
04/14/24	8.500%	400,000	381,000
Total Foreign Government Obligations (Cost: $43,329,702)			$38,332,438

Borrower	Weighted Average Coupon	Principal Amount	Value

Senior Loans 0.1%
UNITED STATES 0.1%
Rite Aid Corp. Tranche 1 2nd Lien Term Loan (b)(e)
08/21/20	5.750%	$34,000	$34,297
Riverbed Technology, Inc. Term Loan (b)(e)
04/25/22	6.000%	53,308	53,894
Total			88,191

Total Senior Loans (Cost: $88,014)			$88,191

	Shares	Value

Money Market Funds 11.4%
Columbia Short-Term Cash Fund, 0.124% (f)(g)	12,007,664	$12,007,664
Total Money Market Funds (Cost: $12,007,664)		$12,007,664

Total Investments
(Cost: $106,157,124) (h)		$100,868,390(i)
Other Assets & Liabilities, Net		4,069,090
Net Assets		$104,937,480

At July 31, 2015, cash totaling $2,322,561 was pledged as collateral.

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at July 31, 2015

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Bank PLC	08/28/2015	10,533,741	USD	15,885,000	NZD	—	(69,659)
Citigroup Global Markets Inc.	08/25/2015	37,490,000,000	IDR	2,791,304	USD	33,802	—
Citigroup Global Markets Inc.	08/25/2015	822,076	USD	1,114,000	AUD	—	(8,851)
Citigroup Global Markets Inc.	08/25/2015	322,041	USD	2,200,000	DKK	1,881	—
Credit Suisse Securities (USA) L.L.C.	08/25/2015	1,229,000	EUR	1,356,430	USD	6,319	—
Credit Suisse Securities (USA) L.L.C.	08/25/2015	11,661,961	USD	10,748,500	EUR	145,745	—
Credit Suisse Securities (USA) L.L.C.	08/25/2015	578,645	USD	526,000	EUR	—	(811)
Deutche Bank	08/27/2015	11,858,000	RON	2,927,901	USD	—	(25,800)
Deutche Bank	08/27/2015	280,588	USD	1,062,000	PLN	750	—
Deutche Bank	08/28/2015	5,089,000	CHF	5,268,378	USD	—	(2,293)
Deutsche Morgan Grenfall	08/28/2015	5,246,003	USD	6,837,000	CAD	—	(19,202)
Goldman, Sachs & Co.	08/25/2015	164,973,000	MXN	10,327,148	USD	104,616	—
Goldman, Sachs & Co.	08/25/2015	229,188	USD	1,980,000	SEK	414	—
HSBC Securities (USA), Inc.	08/25/2015	4,100,000,000	COP	1,477,211	USD	54,794	—
HSBC Securities (USA), Inc.	08/25/2015	60,000,000	JPY	484,234	USD	12	—
HSBC Securities (USA), Inc.	08/25/2015	6,000,000	MYR	1,576,582	USD	15,732	—
HSBC Securities (USA), Inc.	08/25/2015	12,207,446	USD	1,514,291,000	JPY	13,433	—
HSBC Securities (USA), Inc.	08/25/2015	1,737,200	USD	6,650,000	MYR	—	(7,256)
HSBC Securities (USA), Inc.	08/27/2015	1,801,381	USD	22,808,000	ZAR	—	(5,949)
HSBC Securities (USA), Inc.	08/27/2015	19,441,000	ZAR	1,562,246	USD	31,862	—
HSBC Securities (USA), Inc.	08/28/2015	5,259,247	USD	3,508,061,000	CLP	—	(68,451)

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Morgan Stanley & Co.	08/25/2015	39,500,000	HUF	138,417	USD	—	(2,740)
Morgan Stanley & Co.	08/28/2015	15,925,000	EUR	17,618,465	USD	123,474	—
Morgan Stanley & Co.	08/28/2015	4,916,000	EUR	5,369,943	USD	—	(30,708)
Standard Chartered Bank	08/25/2015	14,250,000	BRL	4,438,284	USD	309,983	—
Standard Chartered Bank	08/25/2015	160,000	GBP	250,187	USD	362	—
Standard Chartered Bank	08/25/2015	65,000,000	PHP	1,428,947	USD	8,585	—
Standard Chartered Bank	08/25/2015	3,978,222	USD	2,549,000	GBP	1,800	—
Standard Chartered Bank	08/27/2015	2,355,000	PEN	735,938	USD	—	(27)
Standard Chartered Bank	08/27/2015	39,000,000	PHP	858,275	USD	6,107	—
Standard Chartered Bank	08/28/2015	2,942,000	MXN	182,761	USD	502	—
Standard Chartered Bank	08/28/2015	10,505,891	USD	171,736,000	MXN	133,288	—
State Street Bank & Trust Company	08/25/2015	606,000	CAD	466,534	USD	3,245	—
State Street Bank & Trust Company	08/25/2015	1,445,137	USD	1,873,000	CAD	—	(13,222)
Total						996,706	(254,969)

Futures Contracts Outstanding at July 31, 2015

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
AUST 10Y BOND FUT	108	AUD	10,088,290	09/2015	196,775	—
Euro-BTP Future	19	EUR	2,852,486	09/2015	39,670	—
EURO-BUND FUTURE	67	EUR	11,361,183	09/2015	227,948	—
LONG GILT FUTURE	64	GBP	11,723,625	09/2015	47,572	—
US 10YR NOTE (CBT)	75	USD	9,557,813	09/2015	157,406	—
Total			45,583,397		669,371	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
EURO BUXL 30Y BND	(20)	EUR	(3,426,542)	09/2015	—	(166,311)
US 2YR NOTE (CBT)	(6)	USD	(1,314,375)	09/2015	—	(2,822)
US 5YR NOTE (CBT)	(3)	USD	(359,531)	09/2015	—	(613)
US ULTRA BOND CBT	(9)	USD	(1,435,781)	09/2015	4,205	—
Total			(6,536,229)		4,205	(169,746)

Credit Default Swap Contracts Outstanding at July 31, 2015

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	CDX North America High Yield 24-VI	06/20/2020	5.000	3.540%	1,598,850	(3,795)	8,883	5,088	—
Morgan Stanley*	CDX North America Investment Grade 24-VI	06/20/2020	1.000	0.703%	1,700,000	(3,000)	1,889	—	(1,111)
Total								5,088	(1,111)

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at July 31, 2015

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
JPMorgan	28-Day MXN TIIE-Banxico	Receive	5.519	03/05/2020	MXN	127,000,000	—	—	(84,022)
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.219	06/02/2020	HUF	1,660,000,000	(26)	1,657	—
Morgan Stanley*	6-Month HUF-BUBOR	Receive	2.300	06/04/2020	HUF	2,100,000,000	(33)	—	(25,934)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.697	07/13/2020	USD	15,400,000	(152)	—	(26,674)
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	1.959	01/28/2025	USD	24,000,000	(217)	634,440	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Receive	2.134	02/13/2025	USD	3,250,000	(25)	7,712	—
Morgan Stanley*	6-Month PLN-WIBOR	Receive	2.695	07/13/2025	PLN	11,600,000	(24)	—	(1,262)
Morgan Stanley*	6-Month PLN-WIBOR	Receive	2.778	07/14/2025	PLN	11,800,000	(25)	—	(24,020)
Morgan Stanley*	6-Month JPY LIBOR-BBA	Pay	1.323	04/14/2045	JPY	54,000,000	(8)	—	(12,684)
Total								643,809	(174,596)

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the value of these securities amounted to $31,462,356 or 29.98% of net assets.

(b)	Variable rate security.
(c)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(d)	Principal and interest may not be guaranteed by the government.
(e)

Senior loans have interest rates that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. The interest rate shown reflects the weighted average coupon as of July 31, 2015. The interest rate shown for senior loans purchased on a when-issued or delayed delivery basis, if any, reflects an estimated average coupon. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted.

(f)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(g)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	11,082,966	70,797,839	(69,873,141)	12,007,664	6,304	12,007,664

(h)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $106,157,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,107,000
Unrealized Depreciation	(6,396,000)
Net Unrealized Depreciation	$(5,289,000)

(i)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend
CMO	Collateralized Mortgage Obligation
PIK	Payment-in-Kind

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevos Soles
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romania, New Lei
SEK	Swedish Krona
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Corporate Bonds & Notes	—	30,083,851	—	30,083,851
Residential Mortgage-Backed Securities - Agency	—	535,860	—	535,860
Residential Mortgage-Backed Securities - Non-Agency	—	597,829	—	597,829
Commercial Mortgage-Backed Securities - Agency	—	4,014,670	—	4,014,670
Commercial Mortgage-Backed Securities - Non-Agency	—	3,015,710	943,446	3,959,156
Asset-Backed Securities - Non-Agency	—	5,922,740	—	5,922,740
Inflation-Indexed Bonds	—	5,325,991	—	5,325,991
Foreign Government Obligations	—	38,332,438	—	38,332,438
Senior Loans	—	88,191	—	88,191
Money Market Funds	12,007,664	—	—	12,007,664
Total Investments	12,007,664	87,917,280	943,446	100,868,390
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	996,706	—	996,706
Futures Contracts	673,576	—	—	673,576
Swap Contracts	—	648,897	—	648,897
Liabilities
Forward Foreign Currency Exchange Contracts	—	(254,969)	—	(254,969)
Futures Contracts	(169,746)	—	—	(169,746)
Swap Contracts	—	(175,707)	—	(175,707)
Total	12,511,494	89,132,207	943,446	102,587,147

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between Levels 1 and 2 during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:

	Commercial Mortgage-Backed Securities - Non- Agency	Asset-Backed Securities - Non- Agency ($)	Senior Loans ($)	Total ($)
Balance as of October 31, 2014	—	2,348,520	6,015	2,354,535
Increase (decrease) in accrued discounts/premiums	(79)	—	—	(79)
Realized gain (loss)	—	1,367	83	1,450
Change in unrealized appreciation (depreciation)(a)	(280)	(164)	(75)	(519)
Sales	(957,636)	(351,313)	(6,023)	(1,314,972)
Purchases	1,148,956	—	—	1,148,956
Transfers into Level 3	752,485	—	—	752,485
Transfers out of Level 3	—	(1,998,410)	—	(1,998,410)
Balance as of July 31, 2015	943,446	—	—	943,446

(a) Change in unrealized appreciation (depreciation) relating to securities held at July 31, 2015 was $(280), which is comprised of Commercial Mortgage-Backed Securities — Non-Agency.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain commercial mortgage backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security.  The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures.  Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement.

Financial assets were transferred from Level 3 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

Financial Assets were transferred from Level 2 to Level 3 due to utilizing a single market quotation from a broker dealer.  As a result, as of period end, management determined to value the security(s) under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments

Columbia Select Global Equity Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.6%
AUSTRALIA 2.5%
CSL Ltd.	157,255	$11,360,447
BELGIUM 1.8%
Anheuser-Busch InBev NV	66,862	7,956,274
CHINA 1.6%
Tencent Holdings Ltd.	372,800	6,945,502
DENMARK 2.9%
Novo Nordisk A/S, Class B	218,434	12,807,362
FRANCE 1.7%
L’Oreal SA	40,691	7,612,757
GERMANY 5.8%
Bayer AG, Registered Shares	60,789	8,966,077
Brenntag AG	155,871	8,667,118
Continental AG	37,215	8,319,372
Total		25,952,567
HONG KONG 4.8%
AIA Group Ltd.	3,252,200	21,154,064
INDIA 5.1%
Asian Paints Ltd.	334,646	4,605,537
HDFC Bank Ltd., ADR	287,578	17,964,998
Total		22,570,535
IRELAND 2.1%
Medtronic PLC	117,136	9,182,291
JAPAN 3.5%
Keyence Corp.	30,700	15,464,692
SINGAPORE 1.6%
DBS Group Holdings Ltd.	472,200	6,951,834
UNITED KINGDOM 11.1%
BT Group PLC	1,001,606	7,264,736
Diageo PLC	263,871	7,374,071
Imperial Tobacco Group PLC	129,594	6,810,107
Reckitt Benckiser Group PLC	146,135	14,032,746
Unilever PLC	301,334	13,679,717
Total		49,161,377

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES 54.1%
Align Technology, Inc. (a)	90,385	$5,667,140
American Express Co.	113,950	8,667,037
Amphenol Corp., Class A	124,105	7,000,763
Apple, Inc.	68,168	8,268,778
Colgate-Palmolive Co.	201,079	13,677,394
Comcast Corp., Class A	104,368	6,513,607
Estee Lauder Companies, Inc. (The), Class A	100,602	8,964,644
Express Scripts Holding Co. (a)	53,299	4,800,641
Facebook, Inc., Class A (a)	90,721	8,528,681
Google, Inc., Class A (a)	19,518	12,833,085
MasterCard, Inc., Class A	231,151	22,514,107
Mead Johnson Nutrition Co.	73,723	6,516,376
Nike, Inc., Class B	119,278	13,743,211
PPG Industries, Inc.	128,200	13,894,316
Praxair, Inc.	78,219	8,927,917
Priceline Group, Inc. (The) (a)	7,308	9,088,010
Sirona Dental Systems, Inc. (a)	54,376	5,643,141
Thermo Fisher Scientific, Inc.	131,818	18,392,566
TJX Companies, Inc. (The)	131,074	9,151,587
Union Pacific Corp.	114,658	11,189,474
Visa, Inc., Class A	118,142	8,900,818
Walt Disney Co. (The)	148,963	17,875,560
Wells Fargo & Co.	156,013	9,028,472
Total		239,787,325
Total Common Stocks (Cost: $405,449,070)		$436,907,027

	Shares	Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.124% (b)(c)	1,112,805	$1,112,805
Total Money Market Funds (Cost: $1,112,805)		$1,112,805
Total Investments
(Cost: $406,561,875) (d)		$438,019,832(e)
Other Assets & Liabilities, Net		4,897,900
Net Assets		$442,917,732

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(c)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	15,322,940	183,330,292	(197,540,427)	1,112,805	5,809	1,112,805

(d)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $406,562,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$37,506,000
Unrealized Depreciation	(6,048,000)
Net Unrealized Appreciation	$31,458,000

(e)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Abbreviation Legend

ADR         American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	11,360,447	—	11,360,447
Belgium	—	7,956,274	—	7,956,274
China	—	6,945,502	—	6,945,502
Denmark	—	12,807,362	—	12,807,362
France	—	7,612,757	—	7,612,757
Germany	—	25,952,567	—	25,952,567
Hong Kong	—	21,154,064	—	21,154,064
India	17,964,998	4,605,537	—	22,570,535
Ireland	9,182,291	—	—	9,182,291
Japan	—	15,464,692	—	15,464,692
Singapore	—	6,951,834	—	6,951,834
United Kingdom	—	49,161,377	—	49,161,377
United States	239,787,325	—	—	239,787,325
Total Common Stocks	266,934,614	169,972,413	—	436,907,027
Money Market Funds	1,112,805	—	—	1,112,805
Total Investments	268,047,419	169,972,413	—	438,019,832

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Seligman Global Technology Fund

July 31, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.9%

IRELAND 2.7%
King Digital Entertainment PLC	1,067,412	$16,576,909

ISRAEL 2.8%
Check Point Software Technologies Ltd. (a)	211,860	17,111,932

JAPAN 0.3%
Mabuchi Motor Co., Ltd.	29,300	1,753,196

NETHERLANDS 2.4%
AVG Technologies NV (a)	407,083	11,699,565
Mobileye NV (a)	44,889	2,697,829
Total		14,397,394

SINGAPORE 3.9%
Avago Technologies Ltd.	188,866	23,634,691

UNITED STATES 85.8%
Activision Blizzard, Inc.	199,821	5,153,384
Advanced Energy Industries, Inc. (a)	539,893	14,139,798
Altera Corp.	123,300	6,123,078
Apple, Inc.	270,185	32,773,440
Arista Networks, Inc. (a)	76,600	6,470,402
Arris Group, Inc. (a)	79,800	2,467,416
AT&T, Inc. (b)	—	8
Broadcom Corp., Class A	572,382	28,968,253
Cavium, Inc. (a)	97,900	6,637,620
Cisco Systems, Inc.	181,800	5,166,756
Computer Sciences Corp.	91,600	5,993,388
Cornerstone OnDemand, Inc. (a)	26,000	937,560
Cypress Semiconductor Corp.	658,305	7,557,341
Electronics for Imaging, Inc. (a)	156,755	7,163,704
Euronet Worldwide, Inc. (a)	25,900	1,774,150
Expedia, Inc.	34,500	4,189,680
F5 Networks, Inc. (a)	67,600	9,067,864
Facebook, Inc., Class A (a)	34,400	3,233,944
Fidelity National Information Services, Inc.	57,200	3,742,596
GameStop Corp., Class A	19,200	880,320
Google, Inc., Class A (a)	19,900	13,084,250
Google, Inc., Class C (a)	20,043	12,539,101
Hewlett-Packard Co.	163,500	4,990,020
HomeAway, Inc. (a)	31,000	931,240
Lam Research Corp.	640,637	49,245,766
Lattice Semiconductor Corp. (a)	1,270,387	6,250,304
LifeLock, Inc. (a)	449,600	3,560,832

Issuer	Shares	Value

Common Stocks (continued)

UNITED STATES (CONTINUED)

Marvell Technology Group Ltd.	989,000	$12,303,160
Mattson Technology, Inc. (a)	1,531,187	4,379,195
Maxim Integrated Products, Inc.	583,100	19,848,724
Micron Technology, Inc. (a)	179,400	3,320,694
Microsemi Corp. (a)	477,551	15,730,530
Nuance Communications, Inc. (a)	303,657	5,505,301
NVIDIA Corp.	101,700	2,028,915
QLogic Corp. (a)	153,800	1,364,206
Qorvo, Inc. (a)	250,219	14,500,191
Red Hat, Inc. (a)	40,736	3,221,403
Rovi Corp. (a)	529,700	5,821,403
Sabre Corp.	115,628	3,075,705
Salesforce.com, inc. (a)	73,333	5,375,309
Skyworks Solutions, Inc.	123,881	11,851,695
SolarWinds, Inc. (a)	233,800	9,326,282
Synaptics, Inc. (a)	447,096	35,490,480
Synopsys, Inc. (a)	1,000,302	50,855,354
Teradyne, Inc.	1,208,660	23,278,792
TransUnion (a)	83,181	2,087,843
Travelport Worldwide Ltd.	395,457	5,042,077
Vantiv, Inc., Class A (a)	65,300	2,873,200
Veeva Systems Inc., Class A (a)	47,900	1,289,468
Verint Systems, Inc. (a)	130,018	7,569,648
Visa, Inc., Class A	172,700	13,011,218
VMware, Inc., Class A (a)	138,885	12,378,820
Xactly Corp. (a)	266,598	1,946,165
Total		516,517,993

Total Common Stocks (Cost: $450,155,681)		$589,992,115

	Shares	Value

Money Market Funds 3.9%
Columbia Short-Term Cash Fund, 0.124% (c)(d)	23,193,088	$23,193,088

Total Money Market Funds (Cost: $23,193,088)		$23,193,088

Total Investments (Cost: $473,348,769) (e)		$613,185,203(f)
Other Assets & Liabilities, Net		(10,943,290)
Net Assets		$602,241,913

Notes to Portfolio of Investments

(a)	Non-income producing investment.
(b)	Represents fractional shares.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2015.
(d)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends – Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	9,314,310	145,542,406	(131,663,628)	23,193,088	11,998	23,193,088

(e)

At July 31, 2015, the cost of securities for federal income tax purposes was approximately $473,349,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$156,567,000
Unrealized Depreciation	(16,731,000)
Net Unrealized Appreciation	$139,836,000

(f)	Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•              Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•              Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•              Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 of the Notes to Financial Statements in the most recent shareholder report.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Ireland	16,576,909	—	—	16,576,909
Israel	17,111,932	—	—	17,111,932
Japan	—	1,753,196	—	1,753,196
Netherlands	14,397,394	—	—	14,397,394
Singapore	23,634,691	—	—	23,634,691
United States	516,517,993	—	—	516,517,993
Total Common Stocks	588,238,919	1,753,196	—	589,992,115
Money Market Funds	23,193,088	—	—	23,193,088
Total Investments	611,432,007	1,753,196	—	613,185,203

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2015